CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,406,282	$ 7,024,054	$ 5,242,789
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation	263,109	331,336	383,827
Amortization of intangible assets	10,603	11,355	14,434
Amortization of right-of-use assets	70,975	95,695	85,995
Provision for (Recovery from) credit loss, net	6,459,240	(88,221)	471,454
Gain on disposal of subsidiaries	(132,844)		13,162
Loss on disposal of equipment	60,895	119,069
Deferred tax (benefit) expense	(966,395)	46,745	33,323
Stock-based compensation	454,250
Change in operating assets and liabilities
Accounts receivable	(23,087,580)	(9,240,652)	(7,364,305)
Other receivables	(613,173)	(247,609)	(119,353)
Contract assets	(1,409,441)	(13,579,514)	(12,154,800)
Contract costs		889,180	740,644
Deferred costs		45,194	(47,348)
Prepayments and other current assets	50,175	1,735,536	1,267,770
Accounts payable	13,005,301	9,216,778	5,627,716
Other payables and accrued liabilities	440,732	(45,075)	58,676
Contract liabilities	14	(280)	3,520
Lease liabilities	(82,027)	(91,010)	(75,365)
Taxes payable	2,082,856	644,753	1,345,081
Net cash used in operating activities	(1,987,028)	(3,132,666)	(4,472,780)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(3,893)	(21,550)	(53,187)
Cash received from disposal of equipment		38,379
Purchases of intangible assets			(33,754)
Repayments from third parties		56,764
Repayments from related parties		169,993.00
Cash deposit into escrow	600,000
Net cash release from disposal of subsidiaries	(41,356)
Loan to related parties	(9,584)		(7,511)
Net cash provided by (used in) investing activities	545,167	243,586	(94,452)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of initial public offering (“IPO”) costs		(46,859)	(68,858)
Net proceed received from IPO	4,284,498
Proceed from IPO placed in escrow	(600,000)
Proceeds from short-term loans - banks	1,756,967	2,108,789	716,470
Repayments of short-term loans - banks	(2,663,952)	(355,840)	(891,981)
Proceeds from long-term loan - bank	252,196	255,439	187,627
Repayments of long-term loan - bank	(36,695)	(67,576)	(148,600)
Proceeds from (repayments of) short-term loans - third parties, net	533,115	(134,957)	113,141
Proceeds from (repayments of) other payables - related parties, net	(29,390)	14,191	(39,767)
(Repayments of) Proceeds from short-term loans - related parties, net	(2,478,013)	1,216,973	3,864,710
Net cash provided by financing activities	1,018,726	2,990,160	3,732,742
EFFECT OF EXCHANGE RATE CHANGES	279,412	(32,842)	(100,608)
NET CHANGE IN CASH AND RESTRICTED CASH	(143,723)	68,238	(935,098)
CASH, BEGINNING OF THE YEAR	268,102	199,864	1,134,962
CASH, END OF THE YEAR	128,379	268,102	199,864
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	141	7,271	2,572
Cash paid for interest	137,072	106,130	64,658
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING INFORMATION:
Other receivables - related parties and short-term loan - related parties offset upon execution of offset agreements			1,423,240
Initial recognition of operating right of use assets and lease liabilities			407,446
Recognition of other receivable from third party upon disposal of a subsidiary			4,460
Derecognition of operating right of use assets and lease liabilities upon termination of the leases	22,434
Payment of Initial public offering (“IPO”) costs from IPO proceed	$ 364,576